Accrued Expenses and Other Liabilities - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 18, 2019 CNY (¥)	Sep. 18, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020
Loans from third parties, amount repaid	¥ 2,148	$ 337	¥ 40,000
Loans from third parties, annual interest rate				4.50%
Loans From Third Parties September 2019 [Member]
Loans from third parties, amount borrowed	30,000
Loans from third parties, amount repaid	¥ 5,000	$ 785
Loans from third parties, annual interest rate	4.75%	4.75%
Loans From Third Parties March 2018 [Member]
Loans from third parties, amount repaid	¥ 25,000	$ 3,923